Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.3%
Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton S.E.	1,202	$657,073
Beverages — 0.3%
PepsiCo, Inc.	1,166	181,068
Chemicals — 1.1%
The Sherwin-Williams Co.	2,171	695,914
Commercial Services — 6.0%
Moody's Corp.	3,087	1,346,704
TransUnion	20,951	1,449,599
Verisk Analytics, Inc.	5,444	1,032,999
		3,829,302
Computers — 6.6%
Accenture PLC, Class A	6,417	1,272,427
Apple, Inc.	11,715	2,973,150
		4,245,577
Cosmetics & Personal Care — 1.6%
L'Oreal S.A.	2,451	1,000,720
Distribution & Wholesale — 0.6%
Pool Corp.	2,016	407,897
Diversified Financial Services — 8.5%
Brookfield Asset Management Ltd., Class A	12,347	548,963
CME Group, Inc.	1,915	565,595
Mastercard, Inc., Class A	2,844	1,421,033
The Charles Schwab Corp.	7,462	701,279
Visa, Inc., Class A	7,399	2,236,274
		5,473,144
Electric — 2.3%
CMS Energy Corp.	19,265	1,494,579
Electrical Components & Equipment — 3.0%
Eaton Corp. PLC	3,649	1,305,138
Schneider Electric S.E.	2,275	619,668
		1,924,806
Electronics — 8.0%
Amphenol Corp., Class A	17,708	2,237,406
Hubbell, Inc.	3,168	1,554,664
Mettler-Toledo International, Inc.*	587	740,324
TE Connectivity PLC	3,035	634,376
		5,166,770
Food — 0.2%
McCormick & Co., Inc.	2,384	120,249
Healthcare Products — 9.3%
Agilent Technologies, Inc.	10,380	1,183,112
Boston Scientific Corp.*	16,780	1,052,945
Danaher Corp.	4,685	888,276
STERIS PLC	4,429	979,385
Stryker Corp.	739	242,828
Thermo Fisher Scientific, Inc.	1,367	671,922
	Number of Shares	Value†

Healthcare Products — (continued)
Waters Corp.*	3,238	$964,276
		5,982,744
Healthcare Services — 0.0%
ICON PLC*	211	23,349
Household Products & Wares — 2.1%
Church & Dwight Co., Inc.	14,771	1,378,430
Insurance — 3.0%
Aon PLC, Class A	5,384	1,737,847
Marsh & McLennan Cos., Inc.	1,151	199,641
		1,937,488
Internet — 8.6%
Alphabet, Inc., Class A	10,887	3,130,666
Amazon.com, Inc.*	6,241	1,299,813
Tencent Holdings Ltd.	17,900	1,128,995
		5,559,474
Lodging — 2.0%
Hilton Worldwide Holdings, Inc.	4,134	1,257,067
Machinery — Diversified — 1.6%
Graco, Inc.	5,198	440,011
Otis Worldwide Corp.	7,486	577,021
		1,017,032
Media — 0.1%
The Walt Disney Co.	341	32,866
Pharmaceuticals — 1.4%
Becton Dickinson & Co.	5,831	916,808
Retail — 2.8%
Ross Stores, Inc.	3,676	796,332
Starbucks Corp.	1,471	131,787
The TJX Cos., Inc.	5,455	871,163
		1,799,282
Semiconductors — 16.0%
Analog Devices, Inc.	383	121,848
NVIDIA Corp.	42,174	7,355,145
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,108	2,740,099
Texas Instruments, Inc.	302	58,630
		10,275,722
Software — 12.2%
Intuit, Inc.	2,370	1,024,741
Microsoft Corp.	17,260	6,389,134
Salesforce, Inc.	1,889	352,620
Veeva Systems, Inc., Class A*	335	58,846
		7,825,341
TOTAL COMMON STOCKS (Cost $49,356,451)		63,202,702

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 0.1%
Diversified — 0.1%
American Tower Corp. (Cost $66,537)	338	$58,332

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $466,939)	466,939	466,939
TOTAL INVESTMENTS — 99.1% (Cost $49,889,927)		$63,727,973
Other Assets & Liabilities — 0.9%		563,536
TOTAL NET ASSETS — 100.0%		$64,291,509

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2026††
United States	82%
Ireland	5
Taiwan	4
France	4
United Kingdom	3
China	2
Total	100%
††	% of total investments as of March 31, 2026.
2